Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Non-current Assets
Rental and industry customer deposits	¥ 106,599	$ 15,015	¥ 100,443
Prepayments	33,370	4,700	33,802
Long-term investments	1,415	199	6,055
Total other non-current assets	141,384	$ 19,914	140,300
Financing receivable, evaluated recorded allowance	¥ 0		¥ 0